Net interest income (Tables)	12 Months Ended
Dec. 31, 2025
Interest Income Expense Net Disclosure [Abstract]
Summary of Net interest income
Net interest income for the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023		2024	2025
Interest income:
Cash and due from banks at amortized cost	~~W~~	590,831	780,046	781,197
Deposits at FVTPL		—	133	1,305
Securities at FVTPL		1,396,409	1,693,064	1,499,121
Securities at FVOCI		2,357,108	2,744,083	2,888,284
Securities at amortized cost		1,062,110	1,101,721	1,044,061
Loans at amortized cost		21,676,818	22,410,903	21,311,377
Loans at FVTPL		120,815	100,122	89,239
Insurance finance interest income		240,534	219,409	232,272
Others		134,586	159,857	141,945

		27,579,211	29,209,338	27,988,801

Interest expense:
Deposits		(9,790,811)	(10,220,774)	(9,202,286)
Financial liabilities designated at FVTPL		(9,804)	(13,292)	(14,792)
Borrowings		(1,895,913)	(1,862,406)	(1,534,773)
Debt securities issued		(2,735,421)	(3,408,678)	(3,332,621)
Insurance finance interest expense		(1,945,318)	(1,901,536)	(1,885,044)
Others		(384,022)	(400,350)	(324,829)

		(16,761,289)	(17,807,036)	(16,294,345)

Net interest income	~~W~~	10,817,922	11,402,302	11,694,456